Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Parenthetical) (Detail) - CNY (¥)
¥ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Allowance for doubtful accounts	¥ 0	¥ 585
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Allowance for doubtful accounts	¥ 0	¥ 585